Statement of cash flows	12 Months Ended
Dec. 31, 2019
Disclosure Of Cash Flow Statement [Abstract]
Statement of cash flows

11 Statement of cash flows

Accounting policy Cash and cash equivalents comprise cash balances, call deposits and other short-term highly liquid investments and are held in the statement of financial position at fair value.

RECONCILIATION OF PROFIT BEFORE TAX TO CASH GENERATED FROM OPERATIONS	2019 £m	2018 £m	2017 £m
Operating profit	2,101	1,964	1,905
Share of results of joint ventures	(41)	(32)	(37)
Amortisation of acquired intangible assets	294	287	313
Amortisation of internally developed intangible assets	249	225	203
Depreciation of property, plant and equipment	58	62	65
Depreciation of right of use assets	82	77	75
Share based remuneration	32	41	39
Total non-cash items	715	692	695
(Increase)/decrease in inventories and pre-publication costs	(14)	(7)	2
(Increase)/decrease in receivables	(116)	(89)	37
Increase/(decrease) in payables	79	27	(76)
Increase in working capital	(51)	(69)	(37)
Cash generated from operations	2,724	2,555	2,526

CASH FLOW ON ACQUISITIONS	Note	2019 £m	2018 £m	2017 £m
Purchase of businesses	12	(399)	(919)	(117)
Investment in joint ventures		—	—	(1)
Deferred payments relating to prior year acquisitions		(24)	(16)	(13)
Total		(423)	(935)	(131)

RECONCILIATION OF NET BORROWINGS	Cash and cash equivalents £m	Borrowings £m	Related derivative financial instruments £m	Finance lease receivable £m	2019 £m	2018 £m	2017 £m
At start of year	114	(6,365)	25	49	(6,177)	(5,042)	(5,050)
Increase/(decrease) in cash and cash equivalents	27	—	—	—	27	1	(45)
(Increase)/decrease in short-term bank loans, overdrafts and commercial paper	—	(98)	—	—	(98)	(147)	148
Issuance of term debt	—	(729)	—	—	(729)	(958)	(873)
Repayment of term debt	—	617	—	—	617	211	712
Repayment of leases	—	102	—	(16)	86	81	78
Change in net borrowings resulting from cash flows	27	(108)	—	(16)	(97)	(812)	20
Borrowings in acquired businesses	—	(6)	—	—	(6)	(12)	—
Remeasurement and derecognition of leases	—	(28)	—	—	(28)	(12)	(6)
Inception of leases	—	(62)	—	2	(60)	(28)	(36)
Fair value and other adjustments to borrowings and related derivatives	—	(123)	29	—	(94)	(25)	(11)
Exchange translation differences	(3)	278	(2)	(2)	271	(246)	41
At end of year	138	(6,414)	52	33	(6,191)	(6,177)	(5,042)

Net borrowings comprise cash and cash equivalents, loan capital, lease liabilities and receivables, promissory notes, bank and other loans, derivative financial instruments that are used to hedge certain borrowings and adjustments in respect of cash collateral received/paid. The Group monitors net borrowings as part of capital and liquidity management.